Revenues and Net Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Revenues
(€‘000)	For the year ended December 31,
	2017	2016	2015
Recognition of non-refundable upfront payment	3,505	8,440	—
C-Cathez sales	35	83	3
Other	—	—	—

Total Revenues	3,540	8,523	3

Summary of Other Operating Income and Expenses

(€‘000)	For the year ended December 31,
	2017	2016	2015
Grant income (RCAs)	824	2,704	578
Grant income (other)	56	124	412
Remeasurement of RCAs	396	2,154	1,036
R&D Tax credit	1,161	—	—
Change in fair value Contingent consideration and other financial liabilities	193	—	—
Other	—	—	(312)

Total Other Operating Income	2,630	4,982	1,714

Change in fair value Contingent consideration and other financial liabilities	—	(1,634)	—
Remeasurement of RCAs	—	—	(1,392)
Other	(41)	(8)	—
Total Other Operating Expenses	(41)	(1,642)	(1,392)

Net Other Operating Income	2,590	3,340	322